Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥ 26,890	¥ 2,147	¥ (7,147)
Tax effects	(6,107)	2,719	749
Remeasurement of defined benefit pension plans	20,783	4,866	(6,398)
Exchange differences on translation of foreign operations:
Amounts arising during the year	558,102	284,350	(190,190)
Reclassification adjustments to profit or (loss)	0	(112)	399
Before tax effects	558,102	284,238	(189,791)
Tax effects	25,867	25,066	(17,281)
Exchange differences on translation of foreign operations	583,969	309,304	(207,072)
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(17,295)	79,364	(6,722)
Tax effects	2,669	(17,498)	3,210
Changes in fair value of financial assets measured at fair value through OCI	(14,626)	61,866	(3,512)
Cash flow hedges:
Amounts arising during the year	82,780	(40,833)	(37,626)
Reclassification adjustments to profit or (loss)	(79,321)	(24,485)	620
Before tax effects	3,459	(65,318)	(37,006)
Tax effects	(1,286)	19,973	11,317
Cash flow hedges	2,173	(45,345)	(25,689)
Hedging cost:
Amounts arising during the year	6,611	(9,978)	(344)
Reclassification adjustments to profit or (loss)	(3,071)	(3,200)	(890)
Before tax effects	3,540	(13,178)	(1,234)
Tax effects	(1,083)	4,031	377
Hedging cost	2,457	(9,147)	(857)
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(497)	(299)	(181)
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(497)	(299)	(181)
Tax effects	0	0	0
Share of other comprehensive income of investments accounted for using the equity method	(497)	(299)	(181)
Other comprehensive income (loss) for the year, net of tax	¥ 594,261	¥ 321,245	¥ (243,709)